Note 18 - Stockholders' Equity (Deficit) (Details) - Stock Option Expense (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Option Expense [Abstract]
Fair value of options recognized as expense:	$ 379,000	$ 10,000